Property, Plant, and Equipment - Schedule of Property, Plant, and Equipment (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		$ 235,684	$ 233,674
Less: accumulated depreciation		(174,191)	(162,330)
Net property, plant, and equipment	$ 49,241	61,493	71,344
Land
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		2,238	2,213
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		24,828	27,812
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		200,196	195,704
Property not yet in service
Property, Plant and Equipment [Line Items]
Gross property, plant, and equipment		$ 8,422	$ 7,945